CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current asset
Cash and cash equivalents	$ 137,800	$ 67,022
Prepaid expenses	12,915	$ 66,301
Due from Sponsor	$ 475,038
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Total current assets	$ 625,753	$ 133,323
Due from Sponsor		209,262
Investments held in the Trust Account	11,957,157	37,570,177
Total Assets	12,582,910	37,912,762
LIABILITIES, TEMPORARY EQUITY AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses	663,559	670,895
Income taxes payable	25,446
Excise tax payable	265,380
Notes payable - Sponsor at cost	1,640,507	318,584
Note payable - Sponsor at fair value (cost: $3,461,944 at December 31, 2023 and 2022, respectively)	1,803,529	1,037,272
Total current liabilities	4,398,421	2,026,751
Deferred tax liability		46,496
Deferred underwriting compensation	5,192,916	5,192,916
Warrant liability - Private Placement Warrants	5,837	11,675
Warrant liability - Public Warrants	160,117	311,575
Total liabilities	9,757,291	7,589,413
Commitments and Contingencies (Note 5)
Class A Common Stock subject to possible redemption; 1,090,718 and 3,539,809 shares at redemption value of $11.63 and $10.58 per share as of December 31, 2023 and 2022, respectively	12,680,351	37,456,519
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(9,855,240)	(7,133,678)
Total Stockholders' Deficit	(9,854,732)	(7,133,170)
Total Liabilities, Temporary Equity and Stockholders' Deficit	12,582,910	37,912,762
Class A Common Stock
Current asset
Due from Sponsor	265,776
Due from Sponsor		209,262
Stockholders' Deficit
Common stock	271	58
Class B Common Stock
Stockholders' Deficit
Common stock	$ 237	$ 450